Stockholders' Equity and Stock-Based Compensation - Nonvested Restricted Stock Unit Awards (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested at beginning of period, Shares	7,895,692
Restricted stock granted	1,062,945
Restricted stock vested	(781,411)
Restricted stock forfeited	(56,125)
Nonvested at end of period, Shares	8,121,101
Nonvested at beginning of period, Weighted-Average Grant Date Fair Value	$ 0.26
Granted, Weighted-Average Grant Date Fair Value	$ 0.37
Vested, Weighted-Average Grant Date Fair Value	$ 0.48
Forfeited, Weighted-Average Grant Date Fair Value	$ 0.43
Nonvested at end of period, Weighted-Average Grant Date Fair Value	$ 0.25